EQUITY - Warrants (Details) $ in Thousands				7 Months Ended	12 Months Ended
	Nov. 03, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($) $ / shares shares	Jun. 02, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 04, 2024 USD ($) $ / shares	Apr. 29, 2024 $ / shares
EQUITY
Ordinary shares, shares outstanding | shares				29,149,444	31,826,549	29,149,444
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001
Net proceeds | $					$ 38,960	$ 21,652
Warrants | Dividend yield
EQUITY
Measurement input			0
Warrants | Follow-on offering
EQUITY
Aggregate amount of warrant | shares			2,000,000
Exercise price			$ 18
Follow-on warrants
EQUITY
Fair value of warrants | $			$ 6,337
Conversion Agent Fee | $				$ 56	33
Offering expenses | $				21,708	10,241
Net proceeds | $				$ 21,652	$ 10,208
Follow-on warrants | Stock price
EQUITY
Measurement input			17.15
Follow-on warrants | Risk-free interest rate
EQUITY
Measurement input			0.0384
Follow-on warrants | Volatility
EQUITY
Measurement input			0.9927
Follow-on warrants | Exercise price
EQUITY
Measurement input			18
Registered direct offering warrants | Stock price
EQUITY
Measurement input								40.93
Registered direct offering warrants | Risk-free interest rate
EQUITY
Measurement input								0.0465
Registered direct offering warrants | Volatility
EQUITY
Measurement input								0.3679
Registered direct offering warrants | Exercise price
EQUITY
Measurement input								44.14
Registered direct offering warrants | Dividend yield
EQUITY
Measurement input								0
Inducement warrants | Stock price
EQUITY
Measurement input							69.71
Inducement warrants | Risk-free interest rate
EQUITY
Measurement input							0.0417
Inducement warrants | Volatility
EQUITY
Measurement input							0.3196
Inducement warrants | Exercise price
EQUITY
Measurement input							70
Inducement warrants | Dividend yield
EQUITY
Measurement input							0
ADS | Follow-on offering
EQUITY
Issuance of shares on offering | shares			2,000,000
ADS | Registered direct offering warrants
EQUITY
Issuance of shares on offering | shares		651,380
Ordinary Shares | Follow-on offering
EQUITY
Issuance of shares on offering | shares			2,000,000
Ordinary shares, par value			$ 0.0001
Ordinary Shares | Registered direct offering warrants
EQUITY
Aggregate amount of warrant | shares		651,380
Exercise price		$ 44.14
Fair value of warrants | $		$ 9,978
Ordinary Shares | Inducement warrants
EQUITY
Issuance of shares on offering | shares	651,380
Ordinary shares, par value	$ 44.14
Aggregate amount of warrant | shares	651,380
Exercise price	$ 70
Fair value of warrants | $							$ 16,126
Proceeds From Exercisable Of Warrants Gross | $	$ 28,752